Divestitures and Assets held for sale (Details2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Bucyrus Distribution Business	Dec. 31, 2011 Bucyrus Distribution Business	Jul. 31, 2012 Third Party Logistics Business
Current assets held for sale
Receivables - trade and other	$ 0	$ 25
Inventories	30	109
Current assets held for sale	30	134
Non-current assets held for sale
Property, plant and equipment - net	0	28
Intangible assets	32	186
Goodwill	52	296
Non-current assets held for sale	84	510
Current assets disposed
Cash and short-term investments			8
Receivables - trade and other			204
Prepaid expenses and other current assets			5
Inventories			8
Current assets			225
Non-current assets disposed
Property, plant and quipment - net			163
Intangible assets	256	63	1
Other assets	254	53	59
Non-current assets			223
Current liabilities disposed
Accounts payable			18
Accrued expenses			17
Accrued wages, salaries and employee benefits			15
Current liabilities			50
Long-term liabilities disposed
Liability for postemployment benefits			58
Other liabilities			40
Long-term liabilities			$ 98